Average Annual Total Returns - Eagle Energy Infrastructure Fund			12 Months Ended	60 Months Ended	120 Months Ended
		Aug. 25, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P 500 Total Return Index
Prospectus [Line Items]
Average Annual Return, Percent			25.02%	14.53%	13.10%
Alerian MLP Index
Prospectus [Line Items]
Average Annual Return, Percent			24.41%	15.56%	3.67%
Eagle Energy Infrastructure Fund Class A Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent	[1]		34.52%	18.51%	3.92%
Eagle Energy Infrastructure Fund Class C Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent			41.63%	19.01%	3.76%
Eagle Energy Infrastructure Fund Class I Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent			43.03%	20.24%	4.80%
Eagle Energy Infrastructure Fund Class I Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			42.00%	18.51%	3.78%
Eagle Energy Infrastructure Fund Class I Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			25.84%	15.48%	3.22%
Eagle Energy Infrastructure Fund Class N Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent			43.29%	20.38%	0.00%

[1]	The information presented above includes the maximum Class A Sales load. Without a sales load, returns would have been 42.75%, 19.91% & 4.54% for the one year, five year and ten years period.